Financial instruments - additional disclosures (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement [line items]
Fair value measurement, carrying value, level 3, at beginning of period	$ 109	$ 101
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	7	24
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(14)	(12)
Fair value adjustments recognized in the consolidated statement of comprehensive income	2	(2)
Purchases fair value measurement assets	1	16
Disposals fair value measurement assets	(6)	(18)
Reclassification fair value measurement assets	(11)
Fair value measurement, carrying value, level 3, at end of period	88	109
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(7)	12
Fund investments [member]
Disclosure of fair value measurement [line items]
Fair value measurement, carrying value, level 3, at beginning of period	195	184
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	11	38
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(14)	(14)
Fair value adjustments recognized in the consolidated statement of comprehensive income	5	(2)
Purchases fair value measurement assets	12	12
Disposals fair value measurement assets	(26)	(21)
Reclassification fair value measurement assets		(2)
Fair value measurement, carrying value, level 3, at end of period	183	195
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(3)	24
Debt and equity securities [member]
Disclosure of fair value measurement [line items]
Fair value measurement, carrying value, level 3, at beginning of period	617	647
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	122	22
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(73)	(110)
Fair value adjustments recognized in the consolidated statement of comprehensive income	16	(9)
Purchases fair value measurement assets	108	130
Disposals fair value measurement assets	(242)	(44)
Reclassification fair value measurement assets	(7)	(19)
Fair value measurement, carrying value, level 3, at end of period	541	617
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	49	(88)
Contingent consideration receivables [member]
Disclosure of fair value measurement [line items]
Fair value measurement, carrying value, level 3, at beginning of period	791	618
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	109	236
Fair value adjustments recognized in the consolidated statement of comprehensive income	95	(39)
Purchases fair value measurement assets		53
Cash receipts and payments fair value measurement assets	(136)	(77)
Fair value measurement, carrying value, level 3, at end of period	859	791
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	109	236
Contingent consideration payables [member]
Disclosure of fair value measurement [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(808)	(403)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	68	41
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(117)	(100)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(15)	7
Purchases fair value measurement assets		(376)
Cash receipts and payments fair value measurement assets	205	23
Fair value measurement, carrying value, level 3, at end of period	(667)	(808)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	$ (49)	(59)
Other financial liabilities [member]
Disclosure of fair value measurement [line items]
Fair value measurement, carrying value, level 3, at beginning of period		(88)
Cash receipts and payments fair value measurement assets		$ 88